Note 7 - CMBS Structured Pass Through Certificates - Summary of CMBS I/O Strips (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Carrying value	$ 39,845
Multifamily [Member] | CMBS I/O Strip, One [Member]
Investment date	Apr. 15, 2020
Carrying value	$ 929
Interest rate	3.52%
Current yield	12.66%
Maturity date	Jan. 25, 2037
Multifamily [Member] | CMBS I/O Strip, Two [Member]
Investment date	Apr. 15, 2020
Carrying value	$ 862
Interest rate	3.03%
Current yield	13.25%
Maturity date	Dec. 25, 2037
Multifamily [Member] | CMBS I/O Strip, Three [Member]
Investment date	May 18, 2020
Carrying value	$ 2,526
Interest rate	2.09%
Current yield	14.90%
Maturity date	Sep. 25, 2046
Multifamily [Member] | CMBS I/O Strip, Four [Member]
Investment date	Aug. 06, 2020
Carrying value	$ 8,913
Interest rate	0.10%
Current yield	13.18%
Maturity date	Jun. 25, 2030
Multifamily [Member] | CMBS I/O Strip, Five [Member]
Investment date	Aug. 06, 2020
Carrying value	$ 1,882
Interest rate	0.10%
Current yield	14.19%
Maturity date	Jun. 25, 2030
Multifamily [Member] | CMBS I/O Strip, Six [Member]
Investment date	Aug. 06, 2020
Carrying value	$ 24,733
Interest rate	3.09%
Current yield	13.49%
Maturity date	May 25, 2048
Multifamily [Member] | Collateralized Mortgage Backed Securities [Member]
Carrying value	$ 39,845